Personnel expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel Expenses [Line Items]
Salaries	$ 5,898	$ 5,528	$ 5,723
Variable compensation	7,669	7,636	7,973
of which: performance awards	2,841	2,910	2,916
of which: financial advisors	4,549	4,508	4,860
of which: other	279	217	196
Contractors	98	119	142
Social security	835	730	762
Post-employment benefit plans	579	555	582
of which: defined benefit plans	259	256	280
of which: defined contribution plans	320	299	303
Other personnel expenses	576	513	479
Total personnel expenses	15,655	15,080	15,661
Curtailments	3	$ 13	$ 49
Increase / (decrease) in personnel expenses	575
Integration-related personnel expenses	$ 626